Offerings - Offering: 1	May 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	345.55
Maximum Aggregate Offering Price	$ 259,162,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,677.78
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
(this “Registration Statement”) also covers additional shares of common stock, $0.01 par value per share (the “Common Stock”) of Waters Corporation (the “Registrant”) that may become issuable under the Waters Corporation Amended and Restated 2009 Employee Stock Purchase Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)
Represents 750,000 additional shares of Common Stock that may be offered or sold pursuant to the Plan, which were added to the Plan when an amendment and restatement of the Plan was approved by a vote of the Registrant’s stockholders on May 22, 2025.

(3)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices per share of Common Stock as reported on the New York Stock Exchange on June 12, 2025, which date is within five (5) business days prior to the filing of this Registration Statement.